Intangible Assets, net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets, Net [Abstract]
Gross carrying amount	$ 21,824,029
Accumulated amortization	(1,152,329)
Intangible assets, net	20,671,700	$ 19,323,603
Amortization of intangible assets	992,635
Net exchange difference	2,340,191
Annual amortization expense for 2026	1,990,000
Annual amortization expense for 2027	1,990,000
Annual amortization expense for 2028	1,990,000
Annual amortization expense for 2029	1,990,000
Annual amortization expense for 2030	$ 1,990,000
Weighted-average amortization period	15 years 6 months
Brand [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	$ 315,035
Accumulated amortization	(13,126)
Intangible assets, net	301,909	279,173
Customer Relationship [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	11,610,730
Accumulated amortization	(251,566)
Intangible assets, net	11,359,164	10,304,898
Order Backlog [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	9,524,392
Accumulated amortization	(846,708)
Intangible assets, net	8,677,684	8,409,416
Favorable Contract [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	306,789
Accumulated amortization	(33,235)
Intangible assets, net	273,554	270,467
Licenses, Software [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	67,083
Accumulated amortization	(7,694)
Intangible assets, net	59,389	41,791
Concessions [Member]
Intangible Assets, Net [Abstract]
Intangible assets, net	$ 0	$ 17,858